Fair Value Measurements - Key inputs into the simulation model (Details) - Level 3 - Bridge Note Embedded Derivative - IDoc Virtual Telehealth Solutions, Inc.	Dec. 31, 2023	Nov. 21, 2023	Oct. 05, 2022
CCC bond rates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Key inputs into the simulation model
Measurement input	15.09		14.09
Probability of early termination/repayment - BC not completed . . .
Key inputs into the simulation model
Measurement input	5		10
Probability of early termination/repayment - BC completed or PIPE completed
Key inputs into the simulation model
Measurement input	95		90
Probability of completing a business combination by March 31, 2023
Key inputs into the simulation model
Measurement input	50		50
Probability of completing a business combination by June 30, 2023
Key inputs into the simulation model
Measurement input	50		50
Implied volatility . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Key inputs into the simulation model
Measurement input	6	0.1	12
Risk free rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Key inputs into the simulation model
Measurement input	4.76	5.38	4.01